Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues and other operating income:
Revenues	¥ 207,182	¥ 167,147	¥ 140,704
Other operating income	28,099	12,011	5,892
Total revenues and other operating income	235,281	179,158	146,596
Operating expenses:
Payment processing and licensing expenses	(30,823)	(29,589)	(29,781)
Sales commission expenses	(15,960)	(899)	(615)
Employee compensation expenses	(57,493)	(42,469)	(39,445)
Marketing expenses	(20,311)	(15,477)	(11,833)
Infrastructure and communication expenses	(10,483)	(9,087)	(7,770)
Outsourcing and other service expenses	(31,825)	(24,007)	(13,779)
Depreciation and amortization expenses	(11,135)	(7,149)	(5,100)
Other operating expenses	(41,141)	(25,403)	(18,376)
Total operating expenses	(219,171)	(154,080)	(126,699)
Profit from operating activities	16,110	25,078	19,897
Finance income	413	257	87
Finance costs	(519)	(26)	(65)
Share of loss of associates and joint ventures	(11,148)	(6,321)	(833)
Loss on foreign currency transactions, net	(902)	(818)	(43)
Other non-operating income	869	1,963	9
Other non-operating expenses	(1,469)	(1,988)	(1,062)
Profit before tax from continuing operations	3,354	18,145	17,990
Income tax expenses	(9,522)	(9,922)	(8,904)
Profit/(Loss) for the year from continuing operations	(6,168)	8,223	9,086
(Loss)/profit from discontinued operations, net of tax	376	(13)	(1,982)
Profit/(Loss) for the year	(5,792)	8,210	7,104
Attributable to:
The shareholders of the Company	(3,718)	8,078	6,763
Non-controlling interests	¥ (2,074)	¥ 132	¥ 341
Earnings per share
Basic profit/(loss) for the year attributable to the shareholders of the Company	¥ (15.62)	¥ 36.56	¥ 34.84
Diluted profit/(loss) for the year attributable to the shareholders of the Company	(15.62)	34.01	31.48
Earnings per share from continuing operations
Basic profit/(loss) from continuing operations attributable to the shareholders of the Company	(17.20)	36.62	45.05
Diluted profit/(loss) from continuing operations attributable to the shareholders of the Company	(17.20)	34.06	40.70
Earnings per share from discontinued operations
Basic (loss)/profit from discontinued operations attributable to the shareholders of the Company	1.58	(0.06)	(10.21)
Diluted (loss)/profit from discontinued operations attributable to the shareholders of the Company	¥ 1.58	¥ (0.05)	¥ (9.22)